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                           PROSPECTUS SUPPLEMENT TO
                        VAN ECK GLOBAL FUNDS PROSPECTUS
                               DATED MAY 1, 1998




Amendment to the Prospectus

Effective January 1, 1999, Van Eck Associates Corporation will assume the responsibilities of advising Asia Dynasty Fund (the "Fund") and Van Eck Global Asset Management (Asia) Limited will no longer act as Investment Adviser to the Fund. Gary Greenberg and David Semple will continue to serve as Co-Portfolio Managers of the Fund.



                  PROSPECTUS SUPPLEMENT DATED JANUARY 11, 1999